Accounts Payable and Accrued Liabilities - Additional Information (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Property, plant and equipment	$ 96,875	$ 62,034
Professional fees	24,892	7,391
Compensation related liabilities	20,577	5,747
Miscellaneous liabilities	$ 84,189	$ 14,399